Contributed surplus	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Contributed surplus

12Contributed surplus

Amount
$
Contributed surplus

Balance – December 31, 2018	6,504

Share-based compensation
Stock options vested	1,138
DSUs vested	290
Reclassification of DSUs	955
Stock options exercised	(258)
Warrants expired	62

Balance – December 31, 2019	8,691

Share-based compensation
Stock options vested	1,005
DSUs vested	537
Stock options exercised	(404)
DSUs Redeemed	(189)
Warrants expired	332

Balance – December 31, 2020	9,972

Deferred share units

The maximum number of common shares which the Corporation is entitled to issue from Treasury in connection with the redemption of DSUs granted under the DSU Plan is 968,750 common shares.

DSU activity for the years ended December 31, 2020 and December 31, 2019 are as follows:

	2020	2019
	#	#

Opening balance	360,965	223,604
Granted	147,671	137,361
Redeemed	(79,106)	–

Closing balance	429,530	360,965

The compensation expense (recovery) at December 31, 2020 was $537 (2019 – ($191) recovery), recognized over the vesting period. Vested DSUs cannot be redeemed until the holder is no longer a member of the Board.

On August 8, 2019 (“the reclassification date”), the Corporation resolved to settle all future DSU redemptions in shares, instead of cash. All outstanding DSUs are accordingly now considered equity-settled instruments. As a result of this change, the fair value of the DSUs at the reclassification date were reclassified from liabilities to contributed surplus.

(17)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2020 and 2019
(Expressed in thousands of Canadian dollars except for share and per share amounts)

12Contributed surplus (continued)

Stock options

The Board of Directors of the Corporation has established a stock option plan (the "Plan") under which options to acquire common shares of the Corporation are granted to directors, employees and other advisors of the Corporation. The maximum number of common shares issuable under the Plan shall not exceed 4,600,000, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If any option expires or otherwise terminates for any reason without having been exercised in full, or if any option is exercised in whole or in part, the number of shares in respect of which option expired, terminated or was exercised shall again be available for the purposes of the Plan.

Stock options are granted with an exercise price determined by the Board of Directors, which is not less than the market price of the shares on the day preceding the award. The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant, however, the majority of options expire in five years.

The vesting of the options is determined by the Board and, beginning January 1, 2018, is typically 33 1/3% every year after the date of grant.

In the event that the option holder should die while he or she is still a director, employee or other advisor of the Corporation, the expiry date shall be 12 months from the date of death of the option holder, not to exceed the original expiry date of the option. In the event that the option holder ceases to be a director, employee or other advisor of the Corporation other than by reason of death or termination, the expiry date of the option shall be the 90th day following the date the option holder ceases to be a director, employee or other advisor of the Corporation, not to exceed the original expiry date of the option.

The fair values of stock options are estimated using the Black-Scholes option pricing model. During the year ended December 31, 2020, 395,850 stock options (2019 – 343,100) with a weighted average exercise price of $5.50 (2019 – $6.39) and a term of five years (2019 – five years), were granted to employees and consultants. The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued. The value of these stock options has been estimated at $1,168 (2019 - $1,112), which is a weighted average grant date value per option of $2.95 (2019 -$3.24), using the Black-Scholes valuation model and the following weighted average assumptions:

	2020	2019
Risk-free interest rate	1.00%	1.81%
Exercise price	$5.50	$6.39
Market price	$5.50	$6.39
Expected volatility	71%	64%
Expected dividend yield	–	–
Expected life (years)	4.2	4.2
Forfeiture rate	4%	5%

(18)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2020 and 2019
(Expressed in thousands of Canadian dollars except for share and per share amounts)

12Contributed surplus (continued)

Stock options (continued)

Option activity for the years ended December 31, 2020 and 2019 was as follows:

		2020		2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
	#	$	#	$
Outstanding - Beginning of year	1,573,411	4.63	1,474,477	4.12

Granted	395,850	5.50	343,100	6.39
Exercised	(203,595)[1]	2.42	(139,877)[1]	2.32
Forfeited	(47,638)	6.69	(91,789)	6.81
Cancelled	(81,792)	6.92	–	–
Expired	–	–	(12,500)	2.37

Outstanding - End of year	1,636,236	4.93	1,573,411	4.63

[1] Of the 203,595 (2019 - 139,877) options exercised, 109,845 (2019 - 98,408) elected the cashless exercise, under which 68,336 shares (2019 - 63,727) were issued. These options would have otherwise been exercisable for proceeds of $241 (2019 - $229) on the exercise date.

The number and weighted average exercise price of options exercisable as at December 31, 2020 is 938,587 and $4.13, respectively (2019 – 911,732 and $3.29).

At December 31, 2020, the following options were outstanding:

		Options outstanding			Options exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$	#	$		#	$

1.98 – 2.38	284,188	2.20	0.32	284,188	2.20	0.32
2.39 – 3.89	320,593	2.80	1.94	287,259	2.69	1.72
3.90 – 6.19	382,750	5.48	4.34	–	–	–
6.20 – 6.72	317,188	6.40	2.22	211,460	6.40	2.22
6.73 – 7.39	331,517	7.28	2.71	155,680	7.23	2.57
	1,636,236	4.93	2.43	938,587	4.13	1.55

(19)